Fair value measurement - Assets and Liabilities on Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	$ 3,091	$ 4,264
Derivative liabilities	3,576	4,401
Long-term debt	367	363
Estimated fair value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets, fair value	6,626	5,934
Total assets	238,984	208,365
Long-term debt	27,789	24,184
Estimated fair value | Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets, fair value	5,382	4,822
Total assets	16,747	15,995
Long-term debt	0	0
Estimated fair value | Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets, fair value	1,244	1,112
Total assets	222,237	192,370
Long-term debt	27,789	24,184
Estimated fair value | Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets, fair value	0	0
Total assets	0	0
Long-term debt	0	0
Total carrying value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets, fair value	6,626	5,934
Total assets	239,159	208,331
Long-term debt	27,612	24,100
Assets measured at fair value on a recurring basis
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Netting	(8,845)	(10,257)
Netting	(8,797)	(10,047)
Assets measured at fair value on a recurring basis | Total trading assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Netting	(8,845)	(10,257)
Assets measured at fair value on a recurring basis | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Netting	(8,845)	(10,257)
Netting	(8,797)	(10,047)
Assets measured at fair value on a recurring basis | Total trading liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Netting	(8,797)	(10,047)
Assets measured at fair value on a recurring basis | Not designated as hedging | Total trading assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Netting	(8,845)	(10,257)
Assets measured at fair value on a recurring basis | Not designated as hedging | Total trading assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Netting	(5,075)	(6,047)
Assets measured at fair value on a recurring basis | Not designated as hedging | Total trading assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Netting	(3,720)	(4,172)
Assets measured at fair value on a recurring basis | Not designated as hedging | Total trading assets | Equity and other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Netting	(50)	(38)
Assets measured at fair value on a recurring basis | Not designated as hedging | Total trading liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Netting	(8,797)	(10,047)
Assets measured at fair value on a recurring basis | Not designated as hedging | Total trading liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Netting	(5,495)	(6,634)
Assets measured at fair value on a recurring basis | Not designated as hedging | Total trading liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Netting	(3,221)	(3,363)
Assets measured at fair value on a recurring basis | Not designated as hedging | Total trading liabilities | Equity and other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Netting	(81)	(50)
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets, fair value	144	268
Total assets	$ 27,964	$ 18,070
Percentage of total assets prior to netting	29.00%	20.00%
Long-term debt	$ 0
Subtotal liabilities	$ 1,133	$ 356
Percentage of total liabilities prior to netting	8.00%	2.00%
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	$ 26,145	$ 17,094
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Securities available-for-sale | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	15,263	14,307
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Securities available-for-sale | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	0	0
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Securities available-for-sale | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	9,919	66
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Securities available-for-sale | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	0	0
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Securities available-for-sale | Agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	0	0
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Securities available-for-sale | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	0	0
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Securities available-for-sale | Other RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	0	0
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Securities available-for-sale | Commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	0	0
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Securities available-for-sale | Agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	0	0
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Securities available-for-sale | CLOs
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	0	0
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Securities available-for-sale | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	0	0
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Securities available-for-sale | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities		3
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Securities available-for-sale | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	963	842
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Securities available-for-sale | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	0	0
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Securities available-for-sale | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	0	0
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Securities available-for-sale | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	0	1,876
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Securities available-for-sale | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	0	0
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Total trading assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	1,344	240
Trading assets	1,353	244
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Total other assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets, fair value	144	268
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	$ 27,642	$ 17,606
Percentage of total assets prior to netting	29.00%	19.00%
Subtotal liabilities	$ 1,132	$ 353
Percentage of total liabilities prior to netting	8.00%	2.00%
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Investment management funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	$ 322	$ 464
Subtotal liabilities	1	3
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Total trading liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	1,128	349
Trading liabilities	1,132	353
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Total other liabilities – derivative liabilities designated as hedging
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total other liabilities – derivative liabilities designated as hedging	0
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Not designated as hedging | Total trading assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	9	4
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Not designated as hedging | Total trading assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	9	4
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Not designated as hedging | Total trading assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0	0
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Not designated as hedging | Total trading assets | Equity and other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0	0
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Not designated as hedging | Total trading liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	4	4
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Not designated as hedging | Total trading liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	4	4
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Not designated as hedging | Total trading liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	0
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Not designated as hedging | Total trading liabilities | Equity and other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	0	0
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Designated as hedging
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Designated as hedging | Total other assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets		0
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Designated as hedging | Total other assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0	0
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Designated as hedging | Total other assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0	0
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Designated as hedging | Total other liabilities – derivative liabilities designated as hedging
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities		0
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Designated as hedging | Total other liabilities – derivative liabilities designated as hedging | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	0	0
Assets measured at fair value on a recurring basis | Estimated fair value | Level 1 | Designated as hedging | Total other liabilities – derivative liabilities designated as hedging | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	0	0
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets, fair value	493	857
Total assets	$ 67,814	$ 74,098
Percentage of total assets prior to netting	71.00%	80.00%
Long-term debt	$ 367	$ 363
Subtotal liabilities	$ 12,817	$ 15,355
Percentage of total liabilities prior to netting	92.00%	98.00%
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	$ 53,398	$ 56,728
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Securities available-for-sale | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	0	0
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Securities available-for-sale | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	908	359
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Securities available-for-sale | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	2,638	12,423
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Securities available-for-sale | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	2,957	3,378
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Securities available-for-sale | Agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	23,819	22,736
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Securities available-for-sale | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	487	638
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Securities available-for-sale | Other RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	149	513
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Securities available-for-sale | Commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	1,360	928
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Securities available-for-sale | Agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	8,762	6,449
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Securities available-for-sale | CLOs
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	2,909	2,598
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Securities available-for-sale | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	1,043	1,727
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Securities available-for-sale | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities		0
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Securities available-for-sale | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	0	0
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Securities available-for-sale | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	1,255	1,396
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Securities available-for-sale | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	3,491	1,961
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Securities available-for-sale | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	2,529	265
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Securities available-for-sale | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	1,091	1,357
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Total trading assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	1,910	2,013
Trading assets	13,514	15,746
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Total other assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets, fair value	170	73
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	$ 67,405	$ 73,331
Percentage of total assets prior to netting	71.00%	81.00%
Subtotal liabilities	$ 12,816	$ 15,043
Percentage of total liabilities prior to netting	92.00%	98.00%
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Investment management funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	$ 409	$ 767
Subtotal liabilities	1	312
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Total trading liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	80	236
Trading liabilities	11,649	14,083
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Total other liabilities – derivative liabilities designated as hedging
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total other liabilities – derivative liabilities designated as hedging	800
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Not designated as hedging | Total trading assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	11,604	13,733
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Not designated as hedging | Total trading assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	6,430	7,583
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Not designated as hedging | Total trading assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	5,104	6,104
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Not designated as hedging | Total trading assets | Equity and other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	70	46
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Not designated as hedging | Total trading liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	11,569	13,847
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Not designated as hedging | Total trading liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	6,349	7,629
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Not designated as hedging | Total trading liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	5,067	6,103
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Not designated as hedging | Total trading liabilities | Equity and other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	153	115
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Designated as hedging | Total other assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	323	784
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Designated as hedging | Total other assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	278	415
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Designated as hedging | Total other assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	45	369
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Designated as hedging | Total other liabilities – derivative liabilities designated as hedging
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities		597
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Designated as hedging | Total other liabilities – derivative liabilities designated as hedging | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	534	545
Assets measured at fair value on a recurring basis | Estimated fair value | Level 2 | Designated as hedging | Total other liabilities – derivative liabilities designated as hedging | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	266	$ 52
Assets measured at fair value on a recurring basis | Estimated fair value | Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	0
Percentage of total assets prior to netting		0.00%
Assets measured at fair value on a recurring basis | Estimated fair value | Level 3 | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage of total assets prior to netting		0.00%
Assets measured at fair value on a recurring basis | Total carrying value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets, fair value	791	$ 1,339
Total assets	87,087	82,125
Long-term debt	367	363
Subtotal liabilities	5,153	5,664
Assets measured at fair value on a recurring basis | Total carrying value | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	12,557	12,489
Assets measured at fair value on a recurring basis | Total carrying value | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	487	638
Assets measured at fair value on a recurring basis | Total carrying value | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	2,529	2,141
Assets measured at fair value on a recurring basis | Total carrying value | Securities available-for-sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	79,543	73,822
Assets measured at fair value on a recurring basis | Total carrying value | Securities available-for-sale | U.S. Treasury
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	15,263	14,307
Assets measured at fair value on a recurring basis | Total carrying value | Securities available-for-sale | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	908	359
Assets measured at fair value on a recurring basis | Total carrying value | Securities available-for-sale | Sovereign debt/sovereign guaranteed
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	12,557	12,489
Assets measured at fair value on a recurring basis | Total carrying value | Securities available-for-sale | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	2,957	3,378
Assets measured at fair value on a recurring basis | Total carrying value | Securities available-for-sale | Agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	23,819	22,736
Assets measured at fair value on a recurring basis | Total carrying value | Securities available-for-sale | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	487	638
Assets measured at fair value on a recurring basis | Total carrying value | Securities available-for-sale | Other RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	149	513
Assets measured at fair value on a recurring basis | Total carrying value | Securities available-for-sale | Commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	1,360	928
Assets measured at fair value on a recurring basis | Total carrying value | Securities available-for-sale | Agency commercial MBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	8,762	6,449
Assets measured at fair value on a recurring basis | Total carrying value | Securities available-for-sale | CLOs
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	2,909	2,598
Assets measured at fair value on a recurring basis | Total carrying value | Securities available-for-sale | Other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	1,043	1,727
Assets measured at fair value on a recurring basis | Total carrying value | Securities available-for-sale | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities		3
Assets measured at fair value on a recurring basis | Total carrying value | Securities available-for-sale | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	963	842
Assets measured at fair value on a recurring basis | Total carrying value | Securities available-for-sale | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	1,255	1,396
Assets measured at fair value on a recurring basis | Total carrying value | Securities available-for-sale | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	3,491	1,961
Assets measured at fair value on a recurring basis | Total carrying value | Securities available-for-sale | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	2,529	2,141
Assets measured at fair value on a recurring basis | Total carrying value | Securities available-for-sale | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total available-for-sale securities	1,091	1,357
Assets measured at fair value on a recurring basis | Total carrying value | Total trading assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	3,254	2,253
Trading assets	6,022	5,733
Assets measured at fair value on a recurring basis | Total carrying value | Total other assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets, fair value	314	341
Assets measured at fair value on a recurring basis | Total carrying value | Other assets measured at net asset value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets, fair value	154	214
Assets measured at fair value on a recurring basis | Total carrying value | Operations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	86,356	80,894
Subtotal liabilities	5,151	5,349
Assets measured at fair value on a recurring basis | Total carrying value | Investment management funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	731	1,231
Subtotal liabilities	2	315
Assets measured at fair value on a recurring basis | Total carrying value | Total trading liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Debt and equity instruments	1,208	585
Trading liabilities	3,984	4,389
Assets measured at fair value on a recurring basis | Total carrying value | Total other liabilities – derivative liabilities designated as hedging
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total other liabilities – derivative liabilities designated as hedging	800
Assets measured at fair value on a recurring basis | Total carrying value | Not designated as hedging | Total trading assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	2,768	3,480
Assets measured at fair value on a recurring basis | Total carrying value | Not designated as hedging | Total trading assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	1,364	1,540
Assets measured at fair value on a recurring basis | Total carrying value | Not designated as hedging | Total trading assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	1,384	1,932
Assets measured at fair value on a recurring basis | Total carrying value | Not designated as hedging | Total trading assets | Equity and other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	20	8
Assets measured at fair value on a recurring basis | Total carrying value | Not designated as hedging | Total trading liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	2,776	3,804
Assets measured at fair value on a recurring basis | Total carrying value | Not designated as hedging | Total trading liabilities | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	858	999
Assets measured at fair value on a recurring basis | Total carrying value | Not designated as hedging | Total trading liabilities | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	1,846	2,740
Assets measured at fair value on a recurring basis | Total carrying value | Not designated as hedging | Total trading liabilities | Equity and other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	72	65
Assets measured at fair value on a recurring basis | Total carrying value | Designated as hedging | Total other assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	323	784
Assets measured at fair value on a recurring basis | Total carrying value | Designated as hedging | Total other assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	278	415
Assets measured at fair value on a recurring basis | Total carrying value | Designated as hedging | Total other assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	45	369
Assets measured at fair value on a recurring basis | Total carrying value | Designated as hedging | Total other liabilities – derivative liabilities designated as hedging
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities		597
Assets measured at fair value on a recurring basis | Total carrying value | Designated as hedging | Total other liabilities – derivative liabilities designated as hedging | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	534	545
Assets measured at fair value on a recurring basis | Total carrying value | Designated as hedging | Total other liabilities – derivative liabilities designated as hedging | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	$ 266	$ 52